Income Taxes - Deferred Tax Assets (Table) (Details) - Drilling Segment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net operations loss carry forward	$ 0
Accelerated depreciation of assets	55
Pension	904
Total deferred tax assets	959
Less: valuation allowance	(959)	$ (1,285)
Total deferred tax assets, net	$ 0